DEBT (Details Narrative)			1 Months Ended			9 Months Ended		12 Months Ended
	Aug. 11, 2021 USD ($)	Aug. 12, 2016 USD ($)	Jun. 21, 2021 USD ($)	May 28, 2021 USD ($)	Feb. 29, 2020	Sep. 30, 2021 USD ($) integer $ / shares shares	Sep. 30, 2020 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) integer shares
Represent the amount of reimbursement of management fees, monthly			$ 100,000
Remaining discount, amount						$ 0		$ 409,650
Pre-payment premiums associated with the extinguishment									$ 41,699
Amortizing on issuance discount to interest expense						$ 1,755,104	$ 804,898	$ 828,710
Extinguishment recorded							$ 23,000		$ 313,111
Number of shares issued upon conversion of debt | shares						789,727	777,865	1,363,463	23,746
Debt conversaion,Converrted instrument shares issued, shares | shares						37,870
Debt conversion, amount						$ 1,383,331	$ 1,033,418	$ 1,366,705	$ 1,501,275
Common stock issued for cashless warrant exercise (In Shares) | shares						43,167			1,062
Warrants exercises									$ 0
Proceeds from Convertible Debt						$ 3,887,750	0	710,920	1,302,795
Debt Instrument, Interest Rate During Period					8.00%
Proceeds from related party advances						226,500
Original issue discount						$ 1,755,104	$ 804,898	979,960	1,723,451
Bridge Notes [Member]
Principal amount	$ 690,000
Interest expense	$ 758,426
Term of warrant						5 years
Maturity date	Feb. 11, 2022
Purchase shares of common stock | shares						363,046
Initial exercise price per share | $ / shares						$ 14.175
Roth Capital Partners [Member]
Purchase shares of common stock | shares						20,189
Placement agent fee						$ 312,750
Institutional Investors [Member]
Principal amount	$ 4,456,176
Original sale discount percentage	15.00%
Convertible Notes Payable [Member]
Proceeds from Convertible Debt								$ 710,920	$ 1,302,795
Debt Instrument, Interest Rate During Period								8.00%	8.00%
Amortization of Debt Issuance Costs									$ 1,613,226
Convertible notes issued								$ 831,140	$ 1,572,400
Debt instrument descriptions								The notes are convertible into shares of the Company’s common stock at conversion prices ranging from 60% to 71% of the average of the two lowest traded prices of the Company’s common stock during the previous 15 trading days preceding the conversion date, the lowest trade price during the previous 15 trading days	The notes were convertible into shares of the Company’s common stock at conversion prices ranging from 60% to 66% of the average of the two lowest traded prices of the Company’s common stock during the previous 15 trading days preceding the conversion date, the lowest trade price during the previous 20 trading days, or the volume weighted average price over the prior 15 trading days
Original issue discount									$ 1,194,357
Cancellation of common stock purchase | shares									21,533
Convertible Notes Payable [Member] | Maximum [Member]
Debt Instrument, Interest Rate During Period									11.00%
Debt Instrument, Convertible, Conversion Percentage								60.00%	66.00%
Convertible Notes Payable [Member] | Minimum [Member]
Debt Instrument, Interest Rate During Period									2.00%
Debt Instrument, Convertible, Conversion Percentage								71.00%	60.00%
Convertible Notes Payable [Member] | Accredited investors [Member]
Represent the amount of reimbursement of management fees, monthly			$ 105,000
Proceeds from Convertible Debt						$ 435,040
Debt Instrument, Interest Rate During Period						8.00%
Amortization of Debt Issuance Costs						$ 443,905			$ 1,613,226
Convertible notes issued						$ 498,800
Debt Instrument, Convertible, Threshold Consecutive Trading Days | integer						15
Percentage of Common Stock, Discount on Shares at the market price.			10.00%
Promissory Notes [Member]
Convertible notes issued									$ 100,000
Debt Instrument, Convertible, Threshold Consecutive Trading Days | integer									15
Debt Instrument, Unamortized Discount									$ 374,124
Promissory Notes [Member] | Maximum [Member]
Debt Instrument, Interest Rate During Period									11.00%
Promissory Notes [Member] | Minimum [Member]
Debt Instrument, Interest Rate During Period									8.00%
Mr. Timothy Warbington
Proceeds from related party advances		$ 2,000		$ 50,000
Interest rate, related party debt				5
Dr. Amit Patel
Proceeds from related party advances		$ 2,000		$ 150,000
Interest rate, related party debt				5